Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Summary of Assets Measured at Fair Value
Asset measured at fair value:
As at June 30, 2023 (Unaudited)

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	185,756	—	—	185,756